THE U.S. GOVERNMENT SECURITIES FUND
THE STYLE MANAGER: LARGE CAP FUND
THE STYLE MANAGER FUND
THE VIRGINIA MUNICIPAL BOND FUND
THE MARYLAND MUNICIPAL BOND FUND
THE TREASURY MONEY MARKET FUND
THE MONEY MARKET FUND
THE TAX-FREE MONEY MARKET FUND
(collectively, the "Funds")
(Portfolios of The Virtus Funds)
Supplement to Prospectuses dated November 30, 1997

NOTICE TO SHAREHOLDERS:

1. In connection with the previously announced, proposed reorganization of the above mentioned Funds and certain similarly managed funds that are advised by affiliates of First Union Corporation, scheduled for February 27, 1998, you are being advised of the following changes:

      It is expected that prior to the above-mentioned reorganization, Signet Trust Company will merge with and into First Union National Bank ("FUNB"), Charlotte, North Carolina, and FUNB will, therefore, replace Signet Trust Company as custodian for the securities and cash of the Funds. Any reference in your prospectus to Signet Trust Company or Signet Bank should be deleted and replaced with "First Union National Bank."

      Effective February 9, 1998, all references in your prospectus to Signet Financial Services, Inc. ("SFSI") and Federated Shareholder Services Company should be deleted and replaced with "Evergreen Service Company." Accordingly, all references to SFSI's and Federated Shareholder Services Company's mailing addresses should be deleted and replaced with "Evergreen Service Company, PO Box 2121, Boston, MA 02106-2121."

      Effective February 9, 1998, for all holders of Trust Shares of The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund and The Money Market Fund and Shares of The Style Manager Fund and The Tax-Free Money Market Fund, all references in the sections entitled "Investing in Shares" and "Redeeming Shares" to Signet Trust Company should be deleted and replaced with "Investor Services." Additionally, all references to phone numbers should be deleted and replaced with "1-800-343-2898."

      With respect to the "Investing in Shares," "Exchange Privilege," "Redeeming Shares" and "Other Classes of Shares" sections of your prospectus, special care should be taken to incorporate this new address and phone number where appropriate.

2. Effective November 28, 1997, all existing subsidiaries of Signet Banking Corporation, includng Virtus Capital Management, Inc. ("VCM") became subsidiaries of First Union Corporation. Please delete all references to Signet Banking Corporation and replace them with "First Union Corporation."

      Effective December 1997, John S. Hall and Tanya Orr Bird were replaced as portfolio managers of The Virtus Funds by the persons described below, all of whom currently also are employed as portfolio managers of affiliates of First Union Corporation. Accordingly, please delete the biographical information for John S. Hall and Tanya Orr Bird from the sections entitled "Adviser's Background" in the Prospectuses and replace them with the following:

     "L. Robert Cheshire has managed The U.S. Government Securities Fund since December 1997. Mr. Cheshire has served as a Vice President and Senior Portfolio Manager of VCM since December 1997, and has also served as Vice President and Senior Portfolio Manager of First Union National Bank ("First Union") or its predecessor, Fidelity Bank since 1990. He is also head of the Newark Taxable Fixed Income Unit and also manages the Evergreen Intermediate Term Government Securities Fund. Prior to joining First Union, Mr. Cheshire was a Vice President at Shearson Lehman Hutton for eleven years in the Asset Management Division and Government Securities. He was also Vice President of Government Securities for Charles E. Quincey and an Assistant Vice President in the Municipal Securities Department with Bankers Trust Co. in New York.

     David C. Francis has co-managed The Style Manager: Large Cap Fund with John
     E. Gray and Dillon S. Harris, Jr. since December 1997. Mr. Francis has served as Chief Investment Officer of Virtus Capital Management, Inc since December 1997 and has also served as a Senior Vice President of First Union Capital Management Group since July 1994. Mr. Francis has over 20 years of equity analysis and investment experience. He is also responsible for directing the institutional asset management for the First Union Capital Management Group. Mr. Francis joined First Union from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, Pennsylvania, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds.

     John E. Gray has co-managed The Style Manager: Large Cap Fund with David C. Francis and Dillon S. Harris, Jr. since December 1997. Mr. Gray has served as a Vice President and Senior Portfolio Manager for VCM since December 1997, and has also served as Vice President and Senior Portfolio Manager at First Union since 1989. Mr. Gray has over 20 years of investment experience including employment in the public, corporate and private sectors. He was the investment officer for the Utah State Retirement Fund. He was Vice President of E. F. Hutton Asset Management and has been associated with Registered Investment Advisors such as Capital Consultants of Portland, Oregon. Prior to joining First Union in 1992, Mr. Gray was Chief Investment Officer of Dominion Trust Company. Mr. Gray received his B.A. in Political Science from Davidson College and his M.B.A. concentrating in Finance from the University of Texas.

     Dillon S. Harris, Jr. has co-managed The Style Manager: Large Cap Fund with David C. Francis and John E. Gray since December 1997. Mr. Harris has served as a Vice President and Senior Portfolio Manager for VCM and is also a Vice President and Portfolio Manager at First Union. Mr. Harris joined First Union in 1989 and has 12 years of experience. He is responsible for the management of separately managed employee benefit and endowment accounts. Prior to joining First Union, Mr. Harris was a portfolio manager with Mellon Bank in Philadelphia, Pennsylvania. Mr. Harris received his B.A. in Business Management/Economics from North Carolina State University and his M.B.A. concentrating in Finance/Investments from Indiana University. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

     Stephen A. Lieber has co-managed The Style Manager Fund with Gary R. Buesser since December 1997. Mr. Lieber has served as a Portfolio Manager for VCM since December 1997 and is also currently Chairman and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp., both of which are subsidiaries of First Union Banking Corp. He was the founding partner of Lieber & Co. in 1969 and served as Senior Partner until June 1994. He is portfolio manager of the Evergreen Fund, Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund and Global Leaders Fund. He was a founding General Partner of Vanden Broeck, Lieber & Co. from 1956 to 1969. He has been a guest lecturer at the Investment Banking Association Annual Wharton School Seminars, the New School for Social Research, and New York University School of Commerce. Mr. Lieber received his B.A. from Williams College in 1946, and was in a Doctoral Program at Harvard University Graduate School of Arts and Sciences until 1948. He is a member of The New York Society of Security Analysts and the Association for Investment Management and Research.

     Gary R. Buesser has co-managed The Style Manager Fund with Stephen A. Lieber since December 1997. Mr. Buesser has served as a Portfolio Manager for VCM since December 1997 and has also served as an analyst with Lieber & Co. since 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. He started his career with Kidder Peabody in its equity trading department. Mr. Buesser received his B.S. in Economics from St. Peter's College in 1981 and an M.B.A. concentrating in Finance from the College of William and Mary in 1993. He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.

      Charles E. Jeanne has managed The Maryland Municipal Bond Fund and The Virginia Municipal Bond Fund since December 1997. Mr. Jeanne has served as a Portfolio Manager for VCM since December 1997, and has also served as a Portfolio Manager of First Union Capital Management Group since 1991. Mr. Jeanne graduated in 1986 from Ohio Wesleyan University, receiving a B.A. He is also a member of AIMR, North Carolina Financial Analyst Society and a CFA level I candidate. Mr. Jeanne has over 7 years of banking and investment experience. He is responsible for the management of the Evergreen Virginia Municipal Bond Fund, the Virginia Tax Exempt Bond Fund, and a number of short-term accounts totaling over $172 million in assets.

      J. Kellie Allen has managed The Treasury Money Market Fund and The Money Market Fund since December 1997. Ms. Allen has served as a Portfolio Manager for VCM since December 1997, and has also served as a Portfolio Manager of First Union since 1987. Ms. Allen has over 11 years of investment experience. She is manager of three money market and short-term funds as well as several separately managed accounts and has responsibility for a total of $2.4 billion in assets. Ms. Allen started at First Union as an equity trader in 1986. Prior to joining First Union, she worked as an equity trader for First Tennessee Bank in Memphis, Tennessee.

     Steven C. Shachat has managed The Tax-Free Money Market Fund since December 1997. Mr. Shachat has served as a Portfolio Manager for VCM since December 1997 and has also served as a Portfolio Manager of Lieber & Co. since 1988. Mr. Shachat joined Lieber & Co. in 1988 and has been managing short-term tax exempt investments. He is portfolio manager of the Evergreen Tax-Exempt Money Market Fund and the Evergreen Short-Intermediate Municipal Fund. Prior to joining Lieber & Co., Mr. Shachat was employed by Mitchell Hutchins Asset Management, Inc., a subsidiary of Paine Webber Inc., as a portfolio manager of the Paine Webber Resource Management Account Tax-Free Fund. His previous experience was with Donald Sheldon & Co., a firm specializing in tax-exempt securities. Mr. Shachat earned a B.S. degree from Boston University."

                                                               December 31, 1997



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     Cusip 927913848    Cusip 927913863
     Cusip 927913400    Cusip 927913855
     Cusip 927913871    Cusip 927913830
     Cusip 927913509    Cusip 927913301
     Cusip 927913889    Cusip 927913103
     Cusip 927913707    Cusip 927913806
     G01335-30 (12/97)
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     Cusip 927913202    Cusip 927913608
     Cusip 927913848    Cusip 927913863
     Cusip 927913400    Cusip 927913855
     Cusip 927913871    Cusip 927913830
     Cusip 927913509    Cusip 927913301
     Cusip 927913889    Cusip 927913103
     Cusip 927913707    Cusip 927913806
     G01335-31 (12/97)


THE U.S. GOVERNMENT SECURITIES FUND
THE STYLE MANAGER: LARGE CAP FUND
THE STYLE MANAGER FUND
THE VIRGINIA MUNICIPAL BOND FUND
THE MARYLAND MUNICIPAL BOND FUND
THE TREASURY MONEY MARKET FUND
THE MONEY MARKET FUND
THE TAX-FREE MONEY MARKET FUND
(collectively, the "Funds")
(Portfolios of The Virtus Funds)
Supplement to Statement of Additional Information dated November 30, 1997

NOTICE TO SHAREHOLDERS:

It is expected that prior to the reorganization of the above-mentioned Funds, Signet Trust Company will merge with and into First Union National Bank ("FUNB"), Charlotte, North Carolina, and FUNB will, therefore, replace Signet Trust Company as custodian for the securities and cash of the Funds. Accordingly, please delete all references to Signet Trust Company and replace them with "First Union National Bank."

Effective February 9, 1998, Evergreen Service Company, Boston, Massachusetts, will replace Federated Shareholder Services Company as Transfer Agent and Dividend Disbursing Agent for the Funds. Accordingly, please delete all references to Federated Shareholder Services Company and replace them with "Evergreen Service Company."

Effective November 28, 1997, all existing subsidiaries of Signet Banking Corporation, includng Virtus Capital Management, Inc. ("VCM"), became subsidiaries of First Union Corporation. Accordingly, delete any reference to Signet Banking Corporation and replace it with "First Union Corporation."

Effective February 9, 1998, please delete the last sentence of the section entitled "Financial Statements" in your Statement of Additional Information and replace it with the following:

     "A copy of the Annual Report may be obtained without charge by contacting Evergreen Service Company at 1-800-343-2898."

                                                               December 31, 1997